UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07807

Fidelity Revere Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Securities Lending
Cash Central Fund

August 31, 2013

1.805768.109

CCC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.5%
		Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
	9/10/13	0.13%	$ 820,000,000	$ 820,000,000
Natexis Banques Populaires New York Branch
	9/4/13	0.14	563,000,000	563,000,000
Swedbank AB
	9/5/13	0.08	33,000,000	33,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $1,416,000,000)				1,416,000,000
Treasury Debt - 10.8%

U.S. Treasury Obligations - 10.8%
U.S. Treasury Bills
	9/5/13 to 2/20/14	0.04 to 0.18	889,300,000	889,234,983
U.S. Treasury Notes
	9/15/13 to 5/15/14	0.06 to 0.21	1,125,000,000	1,128,711,804
TOTAL TREASURY DEBT (Cost $2,017,946,787)				2,017,946,787
Government Agency Debt - 36.5%

Federal Agencies - 36.5%
Fannie Mae
	9/3/13 to 8/5/15	0.08 to 0.17 (c)	1,491,828,000	1,494,044,004
Federal Home Loan Bank
	9/4/13 to 11/14/14	0.07 to 0.21 (b)(c)	3,736,484,000	3,736,102,558
Freddie Mac
	9/4/13 to 7/17/15	0.08 to 0.20 (c)	1,628,490,000	1,628,033,684
TOTAL GOVERNMENT AGENCY DEBT (Cost $6,858,180,246)				6,858,180,246
Other Instrument - 13.6%
	Yield (a)	Principal Amount		Value

Foreign Government & Government Agency Obligations - 0.7%
International Bank for Reconstruction & Development
9/12/13	0.12%	$ 135,000,000		$ 134,995,050
Time Deposits - 12.9%
Australia & New Zealand Banking Group Ltd.
9/3/13	0.04	150,000,000		150,000,000
Citibank NA
9/3/13	0.09	300,000,000		300,000,000
DNB Bank ASA
9/3/13 to 9/4/13	0.07 to 0.09	777,000,000		777,000,000
Natixis SA
9/3/13	0.10	300,000,000		300,000,000
Societe Generale
9/3/13	0.08	300,000,000		300,000,000
Svenska Handelsbanken AB
9/3/13	0.07	600,000,000		600,000,000
				2,427,000,000
TOTAL OTHER INSTRUMENT (Cost $2,561,995,050)				2,561,995,050
Government Agency Repurchase Agreement - 29.3%
	Maturity Amount
In a joint trading account at:
0.04% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 5,145,271,935	5,145,250,000
0.05% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	61,590,351	61,590,000
With:
Deutsche Bank Securities, Inc. at 0.04%, dated 8/27/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $69,450,786, 4% - 5%, 8/1/28 - 8/1/43)	68,000,529	68,000,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at 0.12%, dated 7/8/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $30,605,875, 0.13% - 2.5%, 8/31/13 - 3/31/15)	$ 30,006,000	$ 30,000,000
UBS Securities LLC at 0.05%, dated 8/27/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $211,219,774, 0.99% - 5.5%, 6/15/29 - 11/15/40)	205,001,993	205,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $5,509,840,000)		5,509,840,000
Treasury Repurchase Agreement - 1.5%

With:
BMO Capital Markets Corp. at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations valued at $142,910,185, 0.38% - 7.5%, 7/15/14 - 11/15/41)	140,000,622	140,000,000
BNP Paribas Securities Corp. at 0.03%, dated 8/30/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $144,159,353, 3.63% - 6.38%, 8/15/23 - 8/15/43)	141,001,528	141,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $281,000,000)		281,000,000
Other Repurchase Agreement - 1.2%

Other Repurchase Agreement - 1.2%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.67%, dated 6/10/13 due 9/6/13 (Collateralized by Mortgage Loan Obligations valued at $76,795,604, 0%-6.77%, 2/15/19 - 11/3/51)	71,116,282	71,000,000
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Mortgage Loan Obligations valued at $2,163,697, 0.24% - 8.31%, 4/15/20 - 11/3/51)	2,007,558	2,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
J.P. Morgan Clearing Corp. at 0.52%, dated 7/19/13 due 11/29/13 (Collateralized by Equity Securities valued at $78,309,491)	$ 72,156,000	$ 72,000,000
J.P. Morgan Securities, Inc. at 0.65%, dated 6/7/13 due 11/29/13 (Collateralized by Mortgage Loan Obligations valued at $91,942,608, 1.38% - 6.37%, 4/15/17 - 2/15/51)	85,376,007	85,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $230,000,000)		230,000,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $18,874,962,083)		18,874,962,083
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(79,007,494)
NET ASSETS - 100%		$ 18,795,954,589
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,145,250,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 1,510,037,657
Citibank NA	238,615,033
Citigroup Global Markets, Inc.	298,268,792
Commerz Markets LLC	413,909,392
HSBC Securities (USA), Inc.	1,193,075,167
Mizuho Securities USA, Inc.	1,491,343,959
$ 5,145,250,000
$61,590,000 due 9/03/13 at 0.05%
Citibank NA	$ 23,092,642
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,735,354
Societe Generale	12,518,136
Wells Fargo Securities LLC	19,243,868
$ 61,590,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $18,874,962,083.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Cash Central Fund

August 31, 2013

1.805745.109

MCC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.7%
	Principal Amount	Value
Alabama - 3.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.06% 9/3/13, VRDN (a)	$ 5,600,000	$ 5,600,000
Series 1995 C, 0.08% 9/3/13, VRDN (a)	14,500,000	14,500,000
Series 1995 E, 0.08% 9/3/13, VRDN (a)	2,100,000	2,100,000
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Hosp. Proj.) 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	9,300,000	9,300,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.39% 9/6/13, VRDN (a)(b)	2,500,000	2,500,000
Mobile Indl. Dev. Board Exempt Facilities Rev. Series 1997, 0.07% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.08% 9/3/13, VRDN (a)	15,000,000	15,000,000
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 0.07% 9/3/13, VRDN (a)(b)	10,000,000	10,000,000
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2007, 0.07% 9/3/13, VRDN (a)(b)	19,000,000	19,000,000
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Miller Plant Proj.) Series 2008, 0.07% 9/3/13, VRDN (a)(b)	96,255,000	96,255,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Gaston Plant Proj.) Series 2008, 0.07% 9/3/13, VRDN (a)(b)	25,790,000	25,790,000
		203,045,000
Alaska - 1.9%
Valdez Marine Term. Rev.:
(ConocoPhillips Proj.) Series 1994 A, 0.07% 9/6/13 (ConocoPhillips Guaranteed), VRDN (a)	3,700,000	3,700,000
(Exxon Pipeline Co. Proj.) Series 1985, 0.04% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)	53,370,000	53,370,000
(ExxonMobil Proj.) Series 2001, 0.04% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)	11,950,000	11,950,000
(Phillips Trans. Alaska, Inc. Proj.):
Series 1994 B, 0.08% 9/6/13 (ConocoPhillips Guaranteed), VRDN (a)	33,795,000	33,795,000
Series 1994 C, 0.08% 9/6/13 (ConocoPhillips Guaranteed), VRDN (a)	5,000,000	5,000,000
Series 2002, 0.07% 9/6/13, VRDN (a)	1,800,000	1,800,000
		109,615,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Arizona - 0.4%
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 B, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	$ 8,110,000	$ 8,110,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 0.11% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	3,100,325	3,100,325
(San Angelin Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	1,800,000	1,800,000
(San Martin Apts. Proj.) Series A1, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	2,300,000	2,300,000
(San Miguel Apts. Proj.) Series 2003, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) Series 2002, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	1,425,000	1,425,000
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11959X, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	2,750,000	2,750,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series ROC II R 12311, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	1,900,000	1,900,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	1,000,000	1,000,000
		23,685,325
Arkansas - 0.0%
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) Series 2004 A, 0.11% 9/6/13, LOC Fannie Mae, VRDN (a)	980,000	980,000
California - 10.9%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (Vintage Chateau Proj.) Series A, 0.06% 9/6/13, LOC Union Bank NA, VRDN (a)(b)	10,300,000	10,300,000
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series II R 11901, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	2,035,000	2,035,000
California Gen. Oblig.:
Series 2004 A1, 0.04% 9/3/13, LOC Citibank NA, VRDN (a)	24,000,000	24,000,000
Series 2004 A2, 0.03% 9/3/13, LOC State Street Bank & Trust Co., Boston, LOC California Teachers Retirement Sys., VRDN (a)	4,600,000	4,600,000
Series 2004 A4, 0.04% 9/3/13, LOC Citibank NA, VRDN (a)	47,000,000	47,000,000
Series 2004 B2, 0.03% 9/3/13, LOC Citibank NA, VRDN (a)	4,280,000	4,280,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
Series 2004 B3, 0.03% 9/3/13, LOC Citibank NA, VRDN (a)	$ 15,000,000	$ 15,000,000
Series 2005 B7, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	21,300,000	21,300,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2003 M, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	11,970,000	11,970,000
California Infrastructure & Econ. Dev. Bank Rev. (Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 B, 0.03% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	5,800,000	5,800,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.):
Series 1996 C, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Series 1996 E, 0.03% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	11,800,000	11,800,000
Series 1997 B, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	86,500,000	86,500,000
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,100,000	7,100,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.09% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	5,165,000	5,165,000
(Irvine Apt. Cmntys. LP Proj.):
Series 2001 W1, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	14,600,000	14,600,000
Series 2001 W2, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	10,800,000	10,800,000
Series 2001 W3, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	18,000,000	18,000,000
(The Crossings at Elk Grove Apts.) Series H, 0.06% 9/6/13, LOC Citibank NA, VRDN (a)(b)	7,550,000	7,550,000
(Valley Palms Apts. Proj.) Series 2002 C, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	15,300,000	15,300,000
California Statewide Cmntys. Dev. Auth. Rev.:
(North Peninsula Jewish Campus Proj.) 0.07% 9/3/13, LOC Bank of America NA, VRDN (a)	10,100,000	10,100,000
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	9,770,000	9,770,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
Camarillo City Multi-family Hsg. Rev. (Hacienda de Camarillo Proj.) Series 1996, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	$ 11,200,000	$ 11,200,000
Irvine Ranch Wtr. District Rev. Series 2009 B, 0.05% 9/3/13, LOC Bank of America NA, VRDN (a)	13,325,000	13,325,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.04% 9/3/13, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (a)	59,165,000	59,165,000
Irvine Unified School District Cmnty. Facilities District Series 2012 B, 0.06% 9/3/13, LOC Bank of America NA, VRDN (a)	16,570,000	16,570,000
Los Angeles Cmnty. College District Participating VRDN Series Floaters 56 C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo & Co.) (a)(c)	4,800,000	4,800,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(c)	12,900,000	12,900,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 0.09% 9/6/13, LOC Citibank NA, VRDN (a)(b)	2,600,000	2,600,000
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	50,500,000	50,500,000
Menlo Park Cmnty. Dev. Agcy. Tax (Las Pulgas Cmnty. Dev. Proj.) Series 2006, 0.05% 9/3/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	21,535,000	21,535,000
Milpitas Multi-family Rev. (Crossing at Montague Proj.) Series A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	16,000,000	16,000,000
Sacramento County Sanitation District Fing. Auth. Rev. (Sacramento Reg'l. County Sanitation District Proj.) Series 2008 B, 0.08% 9/3/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	41,000,000	41,000,000
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.1% 9/6/13, LOC Citibank NA, VRDN (a)(b)	7,700,000	7,700,000
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	12,600,000	12,600,000
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008-1, 0.07% 9/6/13, LOC Bank of America NA, VRDN (a)	3,280,000	3,280,000
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.11% 9/6/13, LOC Citibank NA, VRDN (a)(b)	3,905,000	3,905,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.09% 9/6/13, LOC Citibank NA, VRDN (a)(b)	$ 1,850,000	$ 1,850,000
(Mission Creek Cmnty. Proj.) Series B, 0.11% 9/6/13, LOC Citibank NA, VRDN (a)(b)	6,290,000	6,290,000
Univ. of California Revs. Participating VRDN Series MS 3066, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	10,993,250	10,993,250
		647,183,250
Colorado - 0.2%
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 07 0036, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	12,500,000	12,500,000
Connecticut - 0.1%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series Putters 2862, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,735,000	7,735,000
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.26% 9/6/13, VRDN (a)	6,300,000	6,300,000
Series 1999 B, 0.27% 9/6/13, VRDN (a)(b)	1,100,000	1,100,000
(Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.06% 9/3/13, LOC PNC Bank NA, VRDN (a)	21,575,000	21,575,000
		28,975,000
District Of Columbia - 1.0%
District of Columbia Rev.:
(American Univ. Proj.) Series 2008, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	15,100,000	15,100,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	14,275,000	14,275,000
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.07% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)	8,700,000	8,700,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.06% 9/3/13, LOC TD Banknorth, NA, VRDN (a)	22,300,000	22,300,000
		60,375,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - 6.8%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.07% 9/3/13, LOC Bank of America NA, VRDN (a)	$ 13,780,000	$ 13,780,000
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 2008, 0.11% 9/6/13, LOC Bank of Nova Scotia, VRDN (a)(b)	26,435,000	26,435,000
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	9,305,000	9,305,000
Dade County Indl. Dev. Auth. Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 0.05% 9/3/13, VRDN (a)	8,000,000	8,000,000
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.05% 9/3/13, VRDN (a)	39,750,000	39,750,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Clarcona Groves Apts. Proj.) Series A, 0.08% 9/6/13, LOC Citibank NA, VRDN (a)(b)	2,970,000	2,970,000
(Heather Glenn Apts. Proj.) Series 2003 H, 0.07% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	6,360,000	6,360,000
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 0.08% 9/6/13, LOC Citibank NA, VRDN (a)(b)	13,060,000	13,060,000
(Victoria Park Apts. Proj.) Series 2002 J, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)	8,920,000	8,920,000
Florida Hsg. Fin. Corp. Rev. (Tuscany Lakes Apts. Proj.) Series 2002 K1, 0.11% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	10,000,000	10,000,000
Florida Muni. Pwr. Agcy. Rev. (All-Requirements Pwr. Supply Proj.) Series 2008 C, 0.08% 9/3/13, LOC Bank of America NA, VRDN (a)	38,115,000	38,115,000
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1995, 0.05% 9/3/13, VRDN (a)	51,800,000	51,800,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 0.08% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	7,010,000	7,010,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.09% 9/3/13, VRDN (a)	73,600,000	73,600,000
Miami-Dade County Indl. Dev. Auth. Rev. (Tarmac America Proj.) Series 2004, 0.11% 9/6/13, LOC Bank of America NA, VRDN (a)(b)	4,100,000	4,100,000
Ocean Hwy. & Port Auth. Rev. Series 1990, 0.12% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Regal Pointe Apts. Proj.) Series 1997 A, 0.07% 9/6/13, LOC Freddie Mac, VRDN (a)(b)	755,000	755,000
(West Point Villas Apts. Proj.) Series 2000 F, 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	11,290,000	11,290,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Florida - continued
Orange County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Wtr. View Club Proj.) Series 1997 D, 0.09% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	$ 1,845,000	$ 1,845,000
Palm Beach County Rev. (Norton Gallery and School of Art, Inc. Proj.) Series 1995, 0.11% 9/6/13, LOC Northern Trust Co., VRDN (a)	3,250,000	3,250,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A1, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	25,270,000	25,270,000
Saint Johns County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Ponce Hbr. Apts. Proj.) Series 2001 A, 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	5,485,000	5,485,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	25,815,000	25,815,000
Tallahassee Energy Sys. Rev. Participating VRDN Series MS 3273 X, 0.06% 9/6/13 (Liquidity Facility Cr. Suisse) (a)(c)	6,500,000	6,500,000
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Saxon Trace Apts. Proj.) Series 2003, 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
		403,515,000
Georgia - 1.6%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.):
Series 2003, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	10,800,000	10,800,000
Series 2005 B, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	6,710,000	6,710,000
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev. (Carver Redev. Phase III Proj.) Series 2001, 0.07% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	3,805,000	3,805,000
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) Second Series 1998, 0.1% 9/3/13, VRDN (a)(b)	5,600,000	5,600,000
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 0.21% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.):
Eighth Series 1994, 0.08% 9/3/13, VRDN (a)	18,890,000	18,890,000
Second Series 1995, 0.09% 9/3/13, VRDN (a)	7,730,000	7,730,000
Heard County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Wansley Proj.) First Series 1997, 0.11% 9/3/13, VRDN (a)	23,200,000	23,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	$ 8,140,000	$ 8,140,000
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Series 2000 B, 0.08% 9/6/13, LOC PNC Bank NA, VRDN (a)	4,615,000	4,615,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)	2,000,000	2,000,000
Savannah Econ. Dev. Auth. Rev. (Home Depot, Inc. Proj.) Series 1995 A, 0.21% 9/6/13, VRDN (a)(b)	1,100,000	1,100,000
		95,290,000
Hawaii - 0.5%
Hawaii Gen. Oblig. Participating VRDN:
Series Putters 4007, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000,000	2,000,000
Series ROC II R 11910, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	2,630,000	2,630,000
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 12325, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(c)	23,115,000	23,115,000
		27,745,000
Idaho - 0.6%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
Series 2001 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	2,000,000	2,000,000
Series 2002 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,105,000	6,105,000
Series 2002 B1, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,950,000	5,950,000
Series 2002 E, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,140,000	6,140,000
Series 2003 C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,300,000	5,300,000
Series 2004 A, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	1,600,000	1,600,000
Series C Class 1, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,185,000	7,185,000
Series C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,265,000	1,265,000
		35,545,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - 8.2%
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) Series 1997, 0.09% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	$ 1,315,000	$ 1,315,000
Chicago Gen. Oblig.:
Series 2005 D1, 0.06% 9/3/13, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	18,315,000	18,315,000
Series 2007 E, 0.06% 9/3/13, LOC Barclays Bank PLC, VRDN (a)	38,000,000	38,000,000
Series 2007 F, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	8,800,000	8,800,000
Series 2007 G, 0.06% 9/3/13, LOC Barclays Bank PLC, VRDN (a)	14,900,000	14,900,000
Chicago Midway Arpt. Rev.:
Series 1998 A, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	63,225,000	63,225,000
Series 1998 B, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	53,900,000	53,900,000
Chicago Wtr. Rev. Series 2004 A2, 0.15% 9/6/13, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,440,000	3,440,000
Illinois Fin. Auth. Rev.:
(Chicago Symphony Orchestra Proj.) Series 2008, 0.08% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,425,000	5,425,000
(Illinois College Proj.) 0.06% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,780,000	6,780,000
(Provena Health Proj.):
Series 2009 C, 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	8,000,000	8,000,000
Series 2010 D, 0.07% 9/3/13, LOC Union Bank NA, VRDN (a)	24,000,000	24,000,000
Series D, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	25,000,000	25,000,000
(Rush Univ. Med. Ctr. Proj.) Series 2008 A, 0.08% 9/6/13, LOC Northern Trust Co., VRDN (a)	2,500,000	2,500,000
(Swedish Covenant Hosp. Proj.) Series 2008 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (a)	1,705,000	1,705,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	14,300,000	14,300,000
Series 2010 A, 0.07% 9/3/13, LOC Bank of America NA, VRDN (a)	31,410,000	31,410,000
Series 2010 B, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	10,035,000	10,035,000
Series 2009 D1, 0.05% 9/3/13, LOC PNC Bank NA, VRDN (a)	16,500,000	16,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2011 A, 0.07% 9/3/13, LOC Bank of America NA, VRDN (a)	$ 46,250,000	$ 46,250,000
Series 2011 B, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	19,615,000	19,615,000
Illinois Health Facilities Auth. Rev. (Memorial Health Sys. Proj.) Series 2003, 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	12,700,000	12,700,000
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2C, 0.06% 9/6/13, LOC Northern Trust Co., VRDN (a)	4,700,000	4,700,000
Metropolitan Pier & Exposition Participating VRDN Series MS 3215, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,300,000	8,300,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	9,310,000	9,310,000
Will County Envir. Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	14,085,000	14,085,000
Will County Exempt Facilities Rev. (ExxonMobil Corp. Proj.) Series 2001, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	26,815,000	26,815,000
		489,325,000
Indiana - 0.1%
Indiana Fin. Auth. Rev. Participating VRDN Series BBT 08 12, 0.06% 9/6/13 (Liquidity Facility Branch Banking & Trust Co.) (a)(c)	5,500,000	5,500,000
Iowa - 0.5%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.) Series 2009 B, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,800,000	3,800,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,445,000	3,445,000
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.09% 9/6/13, VRDN (a)(b)	12,000,000	12,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,940,000	8,940,000
		28,185,000
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2002, 0.11% 9/6/13, LOC Bank of America NA, VRDN (a)(b)	7,000,000	7,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kansas - continued
Lenexa Multi-family Hsg. Rev. (Heather Glen Apts. Proj.) Series 2007, 0.08% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	$ 9,430,000	$ 9,430,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,850,000	1,850,000
		18,280,000
Kentucky - 2.9%
Boyd County Sewage & Solid Waste Rev. (Air Products and Chemicals, Inc. Proj.) Series 2003, 0.08% 9/6/13, VRDN (a)(b)	3,775,000	3,775,000
Carroll County Envir. Facilities Rev. (Kentucky Utils. Co. Proj.):
Series 2004 A, 0.06% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	10,000,000	10,000,000
Series 2006 B, 0.07% 9/6/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(b)	4,000,000	4,000,000
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) Series 1999, 0.08% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	3,000,000	3,000,000
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 0.08% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,750,000	2,750,000
Series 1993 B, 0.08% 9/6/13 (Kimberly-Clark Corp. Guaranteed), VRDN (a)(b)	2,300,000	2,300,000
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 0.13% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,000,000	3,000,000
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.):
Series 2009 B1, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	34,430,000	34,430,000
Series 2009 B2, 0.04% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	14,200,000	14,200,000
Louisville & Jefferson County Series 2011 B, 0.04% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	16,400,000	16,400,000
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.):
Series 1999 A, 0.06% 9/3/13 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	20,800,000	20,800,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Kentucky - continued
Louisville & Jefferson County Reg'l. Arpt. Auth. Spl. Facilities Rev. (UPS Worldwide Forwarding, Inc. Proj.): - continued
Series 1999 B, 0.08% 9/3/13 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	$ 33,200,000	$ 33,200,000
Series 1999 C, 0.03% 9/3/13 (United Parcel Svc. of America Guaranteed), VRDN (a)(b)	26,300,000	26,300,000
		174,155,000
Louisiana - 3.3%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series Solar 06 150, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	20,330,000	20,330,000
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	1,100,000	1,100,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	33,075,000	33,075,000
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
Series 2002, 0.08% 9/6/13, VRDN (a)(b)	7,000,000	7,000,000
Series 2003, 0.08% 9/6/13, VRDN (a)(b)	3,000,000	3,000,000
Series 2007 A, 0.06% 9/3/13, VRDN (a)	6,000,000	6,000,000
Series 2008 A, 0.06% 9/3/13, VRDN (a)	6,200,000	6,200,000
Saint Charles Parish Poll. Cont. Rev.:
(Shell Oil Co. Proj.):
Series 1992 A, 0.07% 9/3/13, VRDN (a)(b)	28,000,000	28,000,000
Series 1992 B, 0.05% 9/3/13, VRDN (a)	6,900,000	6,900,000
(Shell Oil Co.-Norco Proj.):
Series 1991, 0.05% 9/3/13, VRDN (a)(b)	48,500,000	48,500,000
Series 1993, 0.07% 9/3/13, VRDN (a)(b)	22,000,000	22,000,000
Saint James Parish Gen. Oblig.:
(Nucor Steel Louisiana LLC Proj.) Series 2010 B1:
0.34% 9/6/13, VRDN (a)	3,200,000	3,200,000
0.36% 9/6/13, VRDN (a)	5,800,000	5,800,000
(NuStar Logistics, L.P. Proj.) Series 2011, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (a)	5,000,000	5,000,000
		196,105,000
Maine - 0.1%
Old Town ME Solid Waste Disp. (Georgia-Pacific Corp. Proj.) 0.07% 9/6/13, LOC Bank of Nova Scotia, VRDN (a)(b)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Maryland - 0.3%
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	$ 3,000,000	$ 3,000,000
Montgomery County Hsg. Opportunities Commission Multi-family Hsg. Rev. Series 2004 D, 0.08% 9/6/13, LOC TD Banknorth, NA, VRDN (a)(b)	12,065,000	12,065,000
		15,065,000
Massachusetts - 0.1%
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	2,000,000	2,000,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,335,000	1,335,000
		3,335,000
Michigan - 0.5%
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.11% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,320,000	3,320,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2007 B, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	7,200,000	7,200,000
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.06% 9/3/13, VRDN (a)	8,280,000	8,280,000
(Majestic Ind., Inc. Proj.) 0.16% 9/6/13, LOC Comerica Bank, VRDN (a)(b)	1,100,000	1,100,000
Wayne County Arpt. Auth. Rev. 0.12% 9/6/13, LOC PNC Bank NA, VRDN (a)(b)	12,000,000	12,000,000
		31,900,000
Minnesota - 0.4%
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 0.09% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	4,925,000	4,925,000
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 0.09% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	1,400,000	1,400,000
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.):
Series 2009 B1, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	8,590,000	8,590,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.): - continued
Series 2009 B2, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 7,050,000	$ 7,050,000
Plymouth Multi-family Hsg. Rev. (Hbr. Lane Apts. Proj.) Series 2003, 0.09% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	1,850,000	1,850,000
		23,815,000
Mississippi - 3.9%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1994, 0.06% 9/3/13, VRDN (a)(b)	18,100,000	18,100,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.04% 9/3/13 (Chevron Corp. Guaranteed), VRDN (a)	211,950,000	211,950,000
		230,050,000
Missouri - 1.6%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.) 0.07% 9/3/13, VRDN (a)	5,860,000	5,860,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,100,000	7,100,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.04% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	10,270,000	10,270,000
Series 2008 A2, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	4,865,000	4,865,000
Series 2008 B1, 0.09% 9/3/13, LOC Bank of America NA, VRDN (a)	13,310,000	13,310,000
Series 2008 B2, 0.06% 9/3/13, LOC Bank of America NA, VRDN (a)	7,840,000	7,840,000
(Washington Univ. Proj.) Series 2003 B, 0.05% 9/3/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	10,730,000	10,730,000
Series 2012, 0.06% 9/3/13, LOC PNC Bank NA, VRDN (a)	8,700,000	8,700,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Proj.) Series 2010 E, 0.04% 9/3/13, LOC PNC Bank NA, VRDN (a)	28,735,000	28,735,000
		97,410,000
Nebraska - 0.9%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,175,000	7,175,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Nebraska - continued
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 36,270,000	$ 36,270,000
Stanton County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1996, 0.39% 9/6/13, VRDN (a)(b)	2,200,000	2,200,000
Washington County Indl. Dev. Rev. (Cargill Dow Polymers LLC Proj.) Series 2000, 0.05% 9/6/13 (Cargill, Inc. Guaranteed) (The Dow Chemical Co. Guaranteed), LOC Wells Fargo Bank NA, VRDN (a)(b)	4,600,000	4,600,000
		50,245,000
Nevada - 0.9%
Clark County Arpt. Rev.:
Series 2008 A2, 0.07% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)(b)	2,000,000	2,000,000
Series 2008 C3, 0.27% 9/6/13, LOC Landesbank Baden-Wurttemburg, VRDN (a)(b)	1,200,000	1,200,000
Series 2008 D 2A, 0.06% 9/6/13, LOC Citibank NA, VRDN (a)	6,600,000	6,600,000
Series 2008 D1, 0.06% 9/6/13, LOC Citibank NA, VRDN (a)	10,020,000	10,020,000
Series 2011 B1, 0.07% 9/6/13, LOC Citibank NA, VRDN (a)(b)	11,300,000	11,300,000
Series 2011 B2, 0.07% 9/6/13, LOC Royal Bank of Canada, VRDN (a)(b)	7,200,000	7,200,000
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2003 A, 0.11% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,800,000	2,800,000
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.05% 9/6/13, LOC Union Bank NA, VRDN (a)	11,500,000	11,500,000
		52,620,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 0.27% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	4,925,000	4,925,000
New Jersey - 0.1%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 C, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,750,000	3,750,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New Jersey - continued
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.26% 9/6/13, VRDN (a)	$ 1,300,000	$ 1,300,000
Series 2012 A, 0.28% 9/6/13, VRDN (a)(b)	2,500,000	2,500,000
		7,550,000
New Mexico - 0.4%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	24,150,000	24,150,000
New York - 16.1%
Dutchess County Indl. Dev. Agcy. Civic Facility Rev. (Lutheran Ctr. at Poughkeepsie, Inc. Proj.) 0.17% 9/6/13, LOC KeyBank NA, VRDN (a)	500,000	500,000
New York City Gen. Oblig.:
Series 2004 H1, 0.04% 9/3/13, LOC Bank of New York, New York, VRDN (a)	16,635,000	16,635,000
Series 2006 E2, 0.06% 9/3/13, LOC Bank of America NA, VRDN (a)	7,525,000	7,525,000
Series 2006 I3, 0.07% 9/3/13, LOC Bank of America NA, VRDN (a)	1,600,000	1,600,000
Series 2006 I4, 0.05% 9/3/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	42,800,000	42,800,000
Series 2006 I5, 0.04% 9/3/13 (Liquidity Facility Bank of New York, New York), VRDN (a)	18,900,000	18,900,000
Series 2006 I6, 0.04% 9/3/13 (Liquidity Facility Bank of New York, New York), VRDN (a)	14,725,000	14,725,000
Series 2006 I8, 0.05% 9/3/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	31,700,000	31,700,000
Series 2008 L4, 0.05% 9/3/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	5,350,000	5,350,000
Series 2012 G:
0.04% 9/3/13 (Liquidity Facility PNC Bank NA), VRDN (a)	10,800,000	10,800,000
0.05% 9/3/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	12,000,000	12,000,000
Series 2013 A2, 0.06% 9/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	44,665,000	44,665,000
Series 2013 F3, 0.06% 9/3/13 (Liquidity Facility Bank of America NA), VRDN (a)	42,500,000	42,500,000
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(Beekman Tower Proj.) Series 2008 A, 0.09% 9/6/13, LOC RBS Citizens NA, VRDN (a)	5,905,000	5,905,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.: - continued
(Brookhaven Apts. Proj.) Series A, 0.06% 9/6/13, LOC Citibank NA, VRDN (a)(b)	$ 3,200,000	$ 3,200,000
(Granite Terrace Apts. Proj.) Series A, 0.09% 9/6/13, LOC Citibank NA, VRDN (a)(b)	4,060,000	4,060,000
(Spring Creek Hsg. Proj.) Series 2006 A, 0.06% 9/6/13, LOC Freddie Mac, VRDN (a)(b)	3,000,000	3,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Brittany Dev. Proj.) Series A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	8,000,000	8,000,000
(James Tower Dev. Proj.) Series 2002 A, 0.07% 9/6/13, LOC Fannie Mae, VRDN (a)	1,100,000	1,100,000
(Related-Tribeca Tower Proj.) Series 1997 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	40,000,000	40,000,000
(Rivereast Apts. Proj.) Series A, 0.06% 9/6/13, LOC Freddie Mac, VRDN (a)(b)	25,850,000	25,850,000
(West 43rd Street Proj.) Series 1999 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
Series 2002 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	3,600,000	3,600,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series putters 3231Z, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,675,000	8,675,000
Series 2006 AA, 0.05% 9/3/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	27,650,000	27,650,000
Series 2008 B3, 0.06% 9/3/13 (Liquidity Facility Bank of America NA), VRDN (a)	26,050,000	26,050,000
Series 2008 BB2, 0.06% 9/3/13 (Liquidity Facility Bank of America NA), VRDN (a)	13,800,000	13,800,000
Series 2009 BB1, 0.05% 9/3/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	3,290,000	3,290,000
Series 2011 DD-1, 0.05% 9/3/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	6,120,000	6,120,000
Series 2011 DD-3B, 0.05% 9/3/13 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	16,600,000	16,600,000
Series 2012 B2, 0.05% 9/3/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	18,775,000	18,775,000
Series 2012 B4, 0.05% 9/3/13 (Liquidity Facility Northern Trust Co.), VRDN (a)	7,875,000	7,875,000
Series FF, 0.06% 9/3/13 (Liquidity Facility Bank of America NA), VRDN (a)	60,250,000	60,250,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series Putters 4043, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	$ 13,200,000	$ 13,200,000
Series 2003 A2, 0.07% 9/3/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	44,500,000	44,500,000
Series 2003 C1, 0.05% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	8,200,000	8,200,000
Series 2013 A5, 0.05% 9/3/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	6,950,000	6,950,000
Series 2013 C4, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	10,210,000	10,210,000
Series C, 0.06% 9/3/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (a)	79,450,000	79,450,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.):
Series 2008 A1, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	5,710,000	5,710,000
Series 2008 A2, 0.05% 9/3/13, LOC Bank of New York, New York, VRDN (a)	4,170,000	4,170,000
New York Dorm. Auth. Revs.:
Participating VRDN:
Series EGL 07 0002, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	12,000,000	12,000,000
Series EGL 07 0066, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	15,000,000	15,000,000
Series ROC II R 11535, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	1,140,000	1,140,000
Series 2006 A2, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (a)	6,800,000	6,800,000
New York Hsg. Fin. Agcy. Rev.:
(150 East 44th Street Hsg. Proj.):
Series 2000 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
Series 2001 A, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	4,500,000	4,500,000
(44th Street Dev. LLC Proj.) Series 2011 A2, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	22,045,000	22,045,000
(55 West 25th Street Hsg. Proj.) Series 2005 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(80 DeKalb Ave. Hsg. Proj.) Series 2009 B, 0.1% 9/6/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	14,850,000	14,850,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 0.08% 9/6/13, LOC Freddie Mac, VRDN (a)(b)	6,200,000	6,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York Hsg. Fin. Agcy. Rev.: - continued
(Parkledge Apts. Hsg. Proj.) Series A, 0.1% 9/6/13, LOC Freddie Mac, VRDN (a)(b)	$ 8,700,000	$ 8,700,000
(West 33rd Street Hsg. Proj.) Series 2003 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	8,700,000	8,700,000
Series 2004 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	28,800,000	28,800,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.06% 9/3/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	21,900,000	21,900,000
New York State Energy Research & Dev. Auth. Facilities Rev.:
(Consolidated Edison Co. of New York, Inc. Proj.) Series 2004 C2, 0.07% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	19,000,000	19,000,000
Series 2010 A4, 0.06% 9/6/13, LOC Bank of Nova Scotia, VRDN (a)(b)	39,100,000	39,100,000
New York Urban Dev. Corp. Rev. Series 2008 A1, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	21,675,000	21,675,000
Syracuse Indl. Dev. Agcy. Civic Facility Rev. (Syracuse Univ. Proj.) Series 2008 A2, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	6,000,000	6,000,000
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B 2A, 0.06% 9/3/13, LOC California Pub. Employees Retirement Sys., VRDN (a)	1,970,000	1,970,000
		955,270,000
North Carolina - 0.7%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 D, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,760,000	5,760,000
Series 2007 H, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	7,955,000	7,955,000
Series B, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,800,000	5,800,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(WakeMed Proj.) Series 2009 B, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	15,890,000	15,890,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
North Carolina Med. Care Commission Health Care Facilities Rev.: - continued
Participating VRDN Series RBC O 39, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(c)	$ 3,365,000	$ 3,365,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 0.13% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)(b)	2,050,000	2,050,000
		43,320,000
Ohio - 2.4%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.):
Series 2008 A, 0.08% 9/3/13, LOC Bank of America NA, VRDN (a)	7,025,000	7,025,000
Series 2010 C, 0.05% 9/3/13, LOC Union Bank NA, VRDN (a)	33,900,000	33,900,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	20,775,000	20,775,000
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.):
Series A, 0.26% 9/6/13, VRDN (a)	6,000,000	6,000,000
Series B, 0.15% 9/6/13, VRDN (a)	3,300,000	3,300,000
(Dayton Pwr. & Lt. Co. Proj.) Series 2008 A, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	1,700,000	1,700,000
(FirstEnergy Generation Corp. Proj.) Series 2008 C, 0.05% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)	2,985,000	2,985,000
(FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	4,600,000	4,600,000
Series 2008 B, 0.05% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)	2,500,000	2,500,000
Series 2008 C, 0.07% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	10,000,000	10,000,000
Ohio Higher Edl. Facility Commission Rev.:
Series 2008 B1, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,030,000	7,030,000
Series 2008 B2, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,070,000	2,070,000
Ohio Hsg. Fin. Agcy. Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2005 B1, 0.08% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	1,900,000	1,900,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2008 B, 0.07% 9/6/13 (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (a)(b)	$ 33,230,000	$ 33,230,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 0.07% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	6,400,000	6,400,000
		143,415,000
Oklahoma - 0.1%
Oklahoma St. Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 11985 1 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	8,000,000	8,000,000
Oregon - 2.1%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.12% 9/3/13, LOC Bank of Scotland PLC, VRDN (a)	91,695,000	91,695,000
Oregon Econ. Dev. Rev. (Cascade Steel Co. Proj.) Series 176, 0.12% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 0.06% 9/3/13, LOC Union Bank NA, VRDN (a)	28,520,000	28,520,000
		121,615,000
Pennsylvania - 3.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (a)	8,430,000	8,430,000
Allegheny County Indl. Dev. Auth. Rev. (Union Elec. Steel Co. Proj.) Series 1996 A, 0.14% 9/6/13, LOC PNC Bank NA, VRDN (a)(b)	1,000,000	1,000,000
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (FirstEnergy Nuclear Generation Corp. Proj.):
Series 2006 B, 0.05% 9/3/13, LOC Citibank NA, VRDN (a)	130,630,000	130,630,000
Seris 2008 C, 0.07% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	13,350,000	13,350,000
Chester County Indl. Dev. Auth. Student Hsg. Rev. (West Chester Univ. Proj.) Series 2008 A2, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (a)	1,000,000	1,000,000
Chester County Intermediate Unit Rev. Series 2003, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (a)	1,400,000	1,400,000
Delaware County Auth. Rev. (White Horse Village Proj.):
Series 2006 A, 0.11% 9/3/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,950,000	2,950,000
Series 2008, 0.11% 9/3/13, LOC Citizens Bank of Pennsylvania, VRDN (a)	4,890,000	4,890,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.05% 9/3/13 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	$ 9,900,000	$ 9,900,000
Harveys Lake Gen. Muni. Auth. (Misericordia Univ. Proj.) 0.06% 9/6/13, LOC PNC Bank NA, VRDN (a)	8,470,000	8,470,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,895,000	3,895,000
Montgomery County Indl. Dev. Auth. Rev. (ACTS Retirement-Life Cmntys., Inc. Obligated Group Proj.) Series 2002, 0.06% 9/3/13, LOC TD Banknorth, NA, VRDN (a)	11,150,000	11,150,000
Montgomery County Redev. Auth. Multi-family Hsg. Rev. (Brookside Manor Apts. Proj.) Series 2001 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)	4,930,000	4,930,000
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Shippingport Proj.) Series 2002 A, 0.06% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	4,000,000	4,000,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. Series 1997 B2, 0.21% 9/6/13, LOC PNC Bank NA, VRDN (a)(b)	200,000	200,000
Pennsylvania Higher Edl. Facilities Auth. Rev. (Holy Family Univ. Proj.) Series 2008, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (a)	2,050,000	2,050,000
Somerset County Gen. Oblig. Series 2009 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (a)	2,440,000	2,440,000
		210,685,000
Rhode Island - 0.0%
Narragansett Bay Commission Wastewtr. Sys. Rev. Series 2008 A, 0.07% 9/6/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,000,000	1,000,000
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Participating VRDN Series Putters 3517, 0.07% 9/6/13 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	970,000	970,000
		1,970,000
South Carolina - 0.5%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	11,100,000	11,100,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 B, 0.14% 9/3/13, VRDN (a)(b)	7,000,000	7,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Jobs-Econ. Dev. Auth. Indl. Rev.:
(South Carolina Elec. & Gas Co. Proj.) Series 2008, 0.1% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)(b)	$ 6,855,000	$ 6,855,000
(South Carolina Generating Co., Inc. Proj.) Series 2008, 0.1% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)(b)	5,465,000	5,465,000
		30,420,000
Tennessee - 3.4%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.) Series 2009 E8A, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	1,445,000	1,445,000
Series E3 B, 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	4,200,000	4,200,000
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 2001, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	9,200,000	9,200,000
Series 2003, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	22,610,000	22,610,000
Series 2004, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	12,700,000	12,700,000
Series 2005, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	15,700,000	15,700,000
Series 2008, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	36,005,000	36,005,000
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 1999, 0.1% 9/6/13, LOC Bank of America NA, VRDN (a)	9,930,000	9,930,000
Series 2002, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	28,430,000	28,430,000
Series 2004, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	24,400,000	24,400,000
Series 2006, 0.12% 9/3/13, LOC Bank of America NA, VRDN (a)	38,115,000	38,115,000
		202,735,000
Texas - 10.8%
Austin Arpt. Sys. Rev.:
Series 2005 1, 0.09% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Series 2005 4, 0.08% 9/6/13, LOC Royal Bank of Canada New York Branch, VRDN (a)(b)	6,575,000	6,575,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series WF 10 53C, 0.06% 9/6/13 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	$ 5,555,000	$ 5,555,000
Brazos River Auth. Poll. Cont. Rev.:
(Texas Utils. Elec. Co. Proj.) Series 2001 D2, 0.08% 9/3/13, LOC Citibank NA, VRDN (a)(b)	25,000,000	25,000,000
(Texas Utils. Energy Co. Proj.) Series 2002 A, 0.08% 9/3/13, LOC Citibank NA, VRDN (a)(b)	44,630,000	44,630,000
Brazos River Hbr. Navigation District of Brazoria County Envir. Facilities Rev. (Merey Sweeny LP Proj.):
Series 2000 A, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	8,700,000	8,700,000
Series 2002 A, 0.08% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	5,000,000	5,000,000
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Texas Proj.) Series 2007 A, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (a)(b)	2,700,000	2,700,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 0.07% 9/6/13, LOC Citibank NA, VRDN (a)(b)	13,535,000	13,535,000
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series ROC II R 12317, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	6,400,000	6,400,000
Dallas/Fort Worth Int'l. Arpt. Facility Impt. Corp. Rev. (United Parcel Svc., Inc. Proj.) Series 2002, 0.03% 9/3/13, VRDN (a)(b)	25,150,000	25,150,000
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev.:
(Exxon Mobil Corp. Proj.) Series 2003, 0.05% 9/3/13, VRDN (a)(b)	18,600,000	18,600,000
(Exxon Mobil Proj.) Series 2000, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	19,200,000	19,200,000
Gulf Coast Waste Disp. Auth. Poll. Cont. Rev. (Exxon Asset Fdg. Corp./Baytown Chemical Co. Proj.) Series 1995, 0.04% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,200,000	1,200,000
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.1% 9/6/13, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,600,000	4,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	5,365,000	5,365,000
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Series putters 3746 Z, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,485,000	2,485,000
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Lafayette Village Apts. Proj.) Series 2006, 0.07% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	6,700,000	6,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Indl. Dev. Corp. (HFOTCO LLC Proj.) Series 2012, 0.06% 9/6/13, LOC Bank of America NA, VRDN (a)	$ 8,500,000	$ 8,500,000
Harris County Indl. Dev. Corp. Solid Waste Disp. Rev.:
(Deer Park Refining Ltd. Partnership Proj.) Series 2002, 0.08% 9/3/13, VRDN (a)(b)	124,700,000	124,700,000
(Exxon Proj.) 0.03% 9/3/13, VRDN (a)(b)	2,500,000	2,500,000
Harris County Tex Metropolitan Tran Auth. Participating VRDN Series RBC O 5, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,000,000	4,000,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 11885X, 0.08% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	3,400,000	3,400,000
Series ROC II R 12323, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(c)	21,800,000	21,800,000
Series ROC II R 12324, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(c)	24,700,000	24,700,000
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.39% 9/6/13, VRDN (a)(b)	4,950,000	4,950,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev.:
(ExxonMobil Proj.):
Series 2001 B, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	60,000,000	60,000,000
Series 2001 B2, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	6,875,000	6,875,000
(Onyx Envir. Svcs. Proj.) Series 2003, 0.11% 9/6/13, LOC Bank of America NA, VRDN (a)(b)	8,610,000	8,610,000
North Texas Tollway Auth. Rev. Series 2011 A, 0.08% 9/6/13, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (a)	5,000,000	5,000,000
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.06% 9/3/13, VRDN (a)	32,000,000	32,000,000
Series 2004, 0.09% 9/6/13, VRDN (a)(b)	16,540,000	16,540,000
Series 2010 B, 0.06% 9/3/13, VRDN (a)	5,000,000	5,000,000
Series 2010 C, 0.06% 9/3/13, VRDN (a)	12,600,000	12,600,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.):
Series 2000, 0.08% 9/6/13, VRDN (a)(b)	1,000,000	1,000,000
Series 2002, 0.08% 9/6/13, VRDN (a)(b)	8,000,000	8,000,000
Series 2012, 0.06% 9/6/13 (Total SA Guaranteed), VRDN (a)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.04% 9/3/13, VRDN (a)	$ 4,800,000	$ 4,800,000
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (Tindall Corp. Proj.) Series 2008 A, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,400,000	1,400,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	23,700,000	23,700,000
Texas A&M Univ. Rev. Participating VRDN Series ROC II R 11920, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	2,875,000	2,875,000
Texas City Indl. Dev. Corp.:
(Del Papa Realty Hldgs. LP Proj.) Series 2011, 0.1% 9/6/13, LOC Bank of America NA, VRDN (a)	4,600,000	4,600,000
(NRG Energy, Inc. Proj.) Series 2012, 0.11% 9/6/13, LOC Bank of America NA, VRDN (a)	1,100,000	1,100,000
Texas Gen. Oblig.:
(Veterans' Hsg. Assistance Prog.) Fund II Series 2005 B, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	11,375,000	11,375,000
Series 2012 A, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	29,550,000	29,550,000
		640,570,000
Utah - 1.3%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.07% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	7,300,000	7,300,000
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.05% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	20,705,000	20,705,000
Series 2005 B, 0.05% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	24,400,000	24,400,000
Utah Hsg. Corp. Single Family Mtg. Rev.:
Series 2002 C2, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	5,370,000	5,370,000
Series 2002 E, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,155,000	4,155,000
Utah Hsg. Fin. Agcy. Series 2000 C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	4,360,000	4,360,000
Utah Transit Auth. Sales Tax Rev. Series A, 0.05% 9/3/13, LOC BNP Paribas New York Branch, VRDN (a)	8,400,000	8,400,000
		74,690,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Virginia - 1.2%
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.08% 9/3/13, LOC Bank of America NA, VRDN (a)	$ 12,460,000	$ 12,460,000
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series 2005 A2, 0.07% 9/6/13, VRDN (a)	6,400,000	6,400,000
King George County Indl. Dev. Auth. Exempt Facilities Rev. (Birchwood Pwr. Partners Proj.):
Series 1994 A, 0.11% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	8,700,000	8,700,000
Series 1994 B, 0.11% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	9,000,000	9,000,000
Series 1995, 0.08% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	7,500,000	7,500,000
Series 1996 A, 0.08% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	9,200,000	9,200,000
Series 1997, 0.08% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)(b)	9,300,000	9,300,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.07% 9/3/13, LOC Bank of New York, New York, VRDN (a)	9,910,000	9,910,000
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 0.26% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	650,000	650,000
		73,120,000
Washington - 0.8%
King County Swr. Rev. Participating VRDN Series ROC II R 11962, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(c)	2,200,000	2,200,000
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Mount Ainstar Resort Proj.) Series 2003 C, 0.11% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)(b)	17,895,000	17,895,000
Washington Gen. Oblig. Participating VRDN Series Clipper 05 39, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)	1,500,000	1,500,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Merrill Gardens at Tacoma Proj.) Series 2006 A, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)(b)	17,640,000	17,640,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Horizon House Proj.) Series 2005, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	4,540,000	4,540,000
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 A, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	4,225,000	4,225,000
		48,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
West Virginia - 0.6%
West Virginia Econ. Dev. Auth. Energy (Morgantown Energy Associates Proj.) Series 2011, 0.09% 9/6/13, LOC Union Bank NA, VRDN (a)(b)	$ 3,440,000	$ 3,440,000
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 0.07% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	4,500,000	4,500,000
(Appalachian Pwr. Co. - Mountaineer Proj.) Series 2008 A, 0.06% 9/6/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)(b)	15,300,000	15,300,000
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(Cabell Huntington Hosp. Proj.) Series 2008 B, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	12,300,000	12,300,000
(West Virginia United Health Sys. Proj.) Series 2008 B, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	1,295,000	1,295,000
		36,835,000
Wisconsin - 2.0%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	67,735,000	67,735,000
(Nat'l. Regency of New Berlin, Inc. Proj.) 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	13,460,000	13,460,000
(ProHealth Care, Inc. Proj.) Series 2008 B, 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	33,180,000	33,180,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2007 C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(b)	6,140,000	6,140,000
		120,515,000
Wyoming - 1.6%
Converse County Envir. Impt. Rev. Series 1995, 0.24% 9/6/13, VRDN (a)(b)	3,100,000	3,100,000
Kemmerer Poll Cont. Rev. 0.04% 9/3/13, VRDN (a)	21,750,000	21,750,000
Laramie County Indl. Dev. Rev. (Cheyenne Lt., Fuel & Pwr. Co. Proj.) Series 2009 B, 0.11% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)(b)	3,500,000	3,500,000
Lincoln County Poll. Cont. Rev.:
(Exxon Corp. Proj.) Series 1985, 0.03% 9/3/13, VRDN (a)	3,800,000	3,800,000
Series 1997 B, 0.03% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	4,000,000	4,000,000
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.):
Series 1987 A, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	11,500,000	11,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Wyoming - continued
Sublette County Poll. Cont. Rev. (Exxon Corp. Proj.): - continued
Series 1987 B, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)(b)	$ 11,000,000	$ 11,000,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1984, 0.23% 9/6/13, VRDN (a)	1,100,000	1,100,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.05% 9/3/13 (Chevron Corp. Guaranteed), VRDN (a)	32,100,000	32,100,000
		91,850,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $5,916,813,575)		5,916,813,575
Other Municipal Debt - 0.3%

Massachusetts - 0.1%
Massachusetts State Dev. Fing. Agcy. Poll. Cont. Rev. Bonds (Massachusetts Elec. Co. Proj.) Series 2004, 0.35% tender 9/4/13, CP mode	5,800,000	5,800,000
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1990 A2, 0.35% tender 9/4/13, CP mode (b)	10,600,000	10,600,000
Texas - 0.0%
Houston Gen. Oblig. Series 2013 A, 0.08% 9/4/13, LOC Union Bank NA, CP	3,630,000	3,630,000
TOTAL OTHER MUNICIPAL DEBT (Cost $20,030,000)		20,030,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,936,843,575)		5,936,843,575
NET OTHER ASSETS (LIABILITIES) - 0.0%		85,646
NET ASSETS - 100%		$ 5,936,929,221
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $5,936,843,575.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Central Fund

August 31, 2013

1.805760.109

TCC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 7.9%
	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - 7.9%
Bank of Tokyo-Mitsubishi UFJ Ltd.
9/10/13	0.13%	$ 2,180,000,000	$ 2,180,000,000
Natexis Banques Populaires New York Branch
9/4/13	0.14	1,488,000,000	1,488,000,000
Swedbank AB
9/5/13	0.08	85,000,000	85,000,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $3,753,000,000)			3,753,000,000
Treasury Debt - 11.4%

U.S. Treasury Obligations - 11.4%
U.S. Treasury Bills
9/5/13 to 2/20/14	0.04 to 0.18	2,368,250,000	2,368,076,232
U.S. Treasury Notes
9/30/13 to 5/15/14	0.06 to 0.21	3,042,875,000	3,053,700,397
TOTAL TREASURY DEBT (Cost $5,421,776,629)			5,421,776,629
Government Agency Debt - 36.2%

Federal Agencies - 36.2%
Fannie Mae
9/3/13 to 8/5/15	0.08 to 0.17 (d)	3,516,873,000	3,521,702,456
Federal Home Loan Bank
9/13/13 to 11/14/14	0.07 to 0.21 (c)(d)	10,272,801,000	10,271,724,807
Freddie Mac
9/4/13 to 7/17/15	0.08 to 0.20 (d)	3,486,785,000	3,485,671,595
TOTAL GOVERNMENT AGENCY DEBT (Cost $17,279,098,858)			17,279,098,858
Other Instrument - 17.3%
	Yield (a)	Principal Amount	Value
Foreign Government & Government Agency Obligations - 0.7%
International Bank for Reconstruction & Development
9/12/13	0.12%	$ 365,000,000	$ 364,986,617
Time Deposits - 16.6%
Australia & New Zealand Banking Group Ltd.
9/3/13	0.04	350,000,000	350,000,000
Bank of Scotland PLC
9/3/13	0.07	475,000,000	475,000,000
Citibank NA
9/3/13	0.09	1,160,000,000	1,160,000,000
Credit Agricole CIB
9/3/13	0.07	750,000,000	750,000,000
DNB Bank ASA
9/3/13 to 9/4/13	0.07 to 0.09	1,868,000,000	1,868,000,000
Natixis SA
9/3/13	0.10	800,000,000	800,000,000
Societe Generale
9/3/13	0.09	400,000,000	400,000,000
9/3/13	0.08	700,000,000	700,000,000
Svenska Handelsbanken AB
9/3/13	0.07	1,400,000,000	1,400,000,000
			7,903,000,000
TOTAL OTHER INSTRUMENT (Cost $8,267,986,617)			8,267,986,617
Interfund Loans - 0.0%

With:
Fidelity International Capital Appreciation Fund at 1.23% due 9/5/13 (b) (Cost $5,054,000)	5,054,000	5,054,000
Government Agency Repurchase Agreement - 5.6%
	Maturity Amount
In a joint trading account at:
0.04% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	$ 1,786,990,618	1,786,983,000
0.05% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Government Obligations) #	55,686,317	55,686,000
Government Agency Repurchase Agreement - continued
	Maturity Amount	Value
With:
Deutsche Bank Securities, Inc. at 0.04%, dated 8/27/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $185,997,505, 2.94% - 5.4%, 7/1/36 - 10/20/59)	$ 182,001,416	$ 182,000,000
Merrill Lynch, Pierce, Fenner & Smith at 0.12%, dated 7/8/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $91,817,478, 0.63%, 8/31/17)	90,018,000	90,000,000
UBS Securities LLC at 0.05%, dated 8/27/13 due 9/3/13 (Collateralized by U.S. Government Obligations valued at $561,593,531, 1.09% - 238%, 9/15/21 - 10/15/42)	545,005,299	545,000,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT (Cost $2,659,669,000)		2,659,669,000
Treasury Repurchase Agreement - 20.8%

In a joint trading account at:
0.04% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) #	232,565,034	232,564,000
0.05% dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations) #	8,975,205,169	8,975,159,000
With:
BMO Capital Markets Corp. at 0.04%, dated 8/30/13 due 9/3/13 (Collateralized by U.S. Treasury Obligations valued at $367,210,806, 0% - 4.63%, 9/5/13 - 11/15/42)	360,001,600	360,000,000
BNP Paribas Securities Corp. at 0.03%, dated 8/30/13 due 9/6/13 (Collateralized by U.S. Treasury Obligations valued at $366,181,289, 0% - 3.5%, 9/12/13 - 8/15/23)	359,003,889	359,000,000
TOTAL TREASURY REPURCHASE AGREEMENT (Cost $9,926,723,000)		9,926,723,000
Other Repurchase Agreement - 1.2%

Other Repurchase Agreement - 1.2%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.67%, dated 6/10/13 due 9/6/13 (Collateralized by Corporate Obligations valued at $193,611,467, 0% - 7.84%, 4/15/19 - 12/25/59)	179,293,162	179,000,000
Other Repurchase Agreement - continued
	Maturity Amount	Value
Other Repurchase Agreement - continued
With: - continued
Credit Suisse Securities (U.S.A.) LLC at:
0.76%, dated 6/10/13 due 12/6/13 (Collateralized by Corporate Obligations valued at $4,328,094, 0.24% - 7.85%, 9/16/19 - 5/25/47)	$ 4,015,116	$ 4,000,000
J.P. Morgan Clearing Corp. at 0.52%, dated 7/19/13 due 11/29/13 (Collateralized by Equity Securities valued at $193,598,438)	178,385,667	178,000,000
J.P. Morgan Securities, Inc. at 0.65%, dated 6/7/13 due 11/29/13 (Collateralized by Mortgage Loan Obligations valued at $233,634,558, 0.3% - 3.72%, 5/25/35 - 5/25/47)	216,955,500	216,000,000
TOTAL OTHER REPURCHASE AGREEMENT (Cost $577,000,000)		577,000,000
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $47,890,308,104)		47,890,308,104
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(201,207,168)
NET ASSETS - 100%		$ 47,689,100,936
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Loan is with an affiliated fund.
(c) Security or a portion of security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,786,983,000 due 9/03/13 at 0.04%
Barclays Capital, Inc.	$ 524,447,135
Citibank NA	82,872,748
Citigroup Global Markets, Inc.	103,590,935
Commerz Markets LLC	143,753,763
HSBC Securities (USA), Inc.	414,363,742
Mizuho Securities USA, Inc.	517,954,677
$ 1,786,983,000
$232,564,000 due 9/03/13 at 0.04%
BNP Paribas Securities Corp.	$ 120,926,210
Barclays Capital, Inc.	64,322,452
Merrill Lynch, Pierce, Fenner & Smith, Inc.	47,315,338
$ 232,564,000
$8,975,159,000 due 9/03/13 at 0.05%
BNP Paribas Securities Corp.	$ 532,226,085
BNY Mellon Capital Markets LLC	55,937,999
Barclays Capital, Inc.	99,889,283
Commerz Markets LLC	299,667,850
Credit Agricole CIB New York Branch	1,997,785,670
Credit Suisse Securities (USA) LLC	1,748,062,460
J.P. Morgan Securities, Inc.	249,723,209
Merrill Lynch, Pierce, Fenner & Smith, Inc.	499,446,417
RBC Capital Markets Corp.	899,003,551
RBS Securities, Inc.	249,723,209
Societe Generale	1,494,634,358
UBS Securities LLC	499,446,417
Wells Fargo Securities LLC	349,612,492
$ 8,975,159,000
Repurchase Agreement / Counterparty	Value
$55,686,000 due 9/03/13 at 0.05%
Citibank NA	$ 20,878,988
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,089,705
Societe Generale	11,318,151
Wells Fargo Securities LLC	17,399,156
$ 55,686,000
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $47,890,308,104.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax-Free
Cash Central Fund

August 31, 2013

1.805752.109

TFC-QTLY-1013

Investments August 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 99.9%
	Principal Amount	Value
Alabama - 3.0%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 A, 0.06% 9/3/13, VRDN (a)	$ 5,900,000	$ 5,900,000
Series 1995 C, 0.08% 9/3/13, VRDN (a)	6,500,000	6,500,000
Series 1995 D, 0.08% 9/3/13, VRDN (a)	11,820,000	11,820,000
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.08% 9/3/13, VRDN (a)	3,000,000	3,000,000
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.06% 9/3/13, VRDN (a)	16,150,000	16,150,000
		43,370,000
Alaska - 2.0%
Valdez Marine Term. Rev.:
(Exxon Pipeline Co. Proj.):
Series 1985, 0.04% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)	3,000,000	3,000,000
Series 1993 A, 0.05% 9/3/13, VRDN (a)	4,615,000	4,615,000
Series 1993 B, 0.05% 9/3/13, VRDN (a)	2,400,000	2,400,000
Series 1993 C, 0.05% 9/3/13, VRDN (a)	5,340,000	5,340,000
(ExxonMobil Proj.) Series 2001, 0.04% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)	13,700,000	13,700,000
		29,055,000
Arizona - 0.1%
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	1,600,000	1,600,000
California - 6.2%
California Gen. Oblig.:
Series 2003 A1, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	1,700,000	1,700,000
Series 2005 B7, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	5,300,000	5,300,000
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 B, 0.04% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,600,000	6,600,000
California Infrastructure & Econ. Dev. Bank Rev.:
(Los Angeles County Museum of Natural History Foundation Proj.) Series 2008 A, 0.03% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	6,755,000	6,755,000
(Pacific Gas and Elec. Co. Proj.):
Series 2009 A, 0.04% 9/3/13, LOC Mizuho Corporate Bank Ltd., VRDN (a)	5,805,000	5,805,000
Variable Rate Demand Note - continued
	Principal Amount	Value
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
(Pacific Gas and Elec. Co. Proj.): - continued
Series 2009 C, 0.04% 9/3/13, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	$ 14,000,000	$ 14,000,000
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (Pacific Gas & Elec. Co. Proj.) Series 1996 E, 0.03% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	2,400,000	2,400,000
Foothill-De Anza Cmnty. College District Participating VRDN Series MS 3288, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,000,000	2,000,000
Irvine Reassessment District 12-1 Ltd. Oblig. Series 2005 21A, 0.04% 9/3/13, LOC California Teachers Retirement Sys., LOC U.S. Bank NA, Cincinnati, VRDN (a)	13,700,000	13,700,000
Los Angeles Cmnty. College District Participating VRDN:
Series MS 3096, 0.07% 9/6/13 (Liquidity Facility Deutsche Bank AG) (a)(b)	2,000,000	2,000,000
Series ROC II R 11727, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series ROC II R 12322, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(b)	3,000,000	3,000,000
Los Angeles Unified School District Participating VRDN Series Putters 4289, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase & Co.) (a)(b)	2,000,000	2,000,000
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN Series EGL 07 0044, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	4,250,000	4,250,000
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.05% 9/6/13, LOC Citibank NA, VRDN (a)	2,100,000	2,100,000
San Pablo Redev. Agcy. 0.05% 9/3/13, LOC Union Bank NA, VRDN (a)	13,770,000	13,770,000
		88,380,000
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. (Yale Univ. Proj.):
Series V1, 0.05% 9/3/13, VRDN (a)	2,045,000	2,045,000
Series Y3, 0.05% 9/3/13, VRDN (a)	1,000,000	1,000,000
		3,045,000
Delaware - 0.6%
Delaware Econ. Dev. Auth. Rev. (Peninsula United Methodist Homes, Inc. Proj.) Series A, 0.06% 9/3/13, LOC PNC Bank NA, VRDN (a)	8,000,000	8,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
District Of Columbia - 3.1%
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.12% 9/6/13, LOC Bank of America NA, VRDN (a)	$ 7,010,000	$ 7,010,000
(American Univ. Proj.) Series 2008, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	7,400,000	7,400,000
(Medlantic/Helix Proj.) Series 1998 A Tranche I, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	12,200,000	12,200,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2009 D2, 0.06% 9/3/13, LOC TD Banknorth, NA, VRDN (a)	17,865,000	17,865,000
		44,475,000
Florida - 6.0%
Broward County Edl. Facilities Auth. Rev. (Nova Southeastern Univ. Proj.) Series 2008 A, 0.07% 9/3/13, LOC Bank of America NA, VRDN (a)	37,515,000	37,515,000
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Mariner's Cay Apts. Proj.) Series 2008 M, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)	2,700,000	2,700,000
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 2008 E, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	4,500,000	4,500,000
Orange County Hsg. Fin. Auth. Multi-family Rev. (Heather Glen Apts. Proj.) Series 2001, 0.08% 9/6/13, LOC Fannie Mae, VRDN (a)	1,900,000	1,900,000
Orlando & Orange County Expressway Auth. Rev. Series 2003 D, 0.06% 9/6/13, LOC Barclays Bank PLC, VRDN (a)	4,300,000	4,300,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	10,275,000	10,275,000
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2009 B, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	17,130,000	17,130,000
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.07% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	7,400,000	7,400,000
		85,720,000
Georgia - 1.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2005 B, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	1,100,000	1,100,000
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.07% 9/6/13, LOC Freddie Mac, VRDN (a)	2,265,000	2,265,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Georgia - continued
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	$ 5,685,000	$ 5,685,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,800,000	2,800,000
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Azalea Park Apts. Proj.) Series 1996, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)	5,500,000	5,500,000
		17,350,000
Hawaii - 0.8%
Honolulu City and County Wastewtr. Sys. Participating VRDN Series ROC II R 12325, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(b)	11,600,000	11,600,000
Idaho - 0.1%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series C, 0.08% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,200,000	1,200,000
Illinois - 8.8%
Chicago Gen. Oblig.:
Series 2005 D1, 0.06% 9/3/13, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	5,100,000	5,100,000
Series 2007 E, 0.06% 9/3/13, LOC Barclays Bank PLC, VRDN (a)	33,100,000	33,100,000
Series 2007 F, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	18,835,000	18,835,000
Series 2007 G, 0.06% 9/3/13, LOC Barclays Bank PLC, VRDN (a)	2,300,000	2,300,000
Illinois Fin. Auth. Rev.:
(Provena Health Proj.) Series 2010 D, 0.07% 9/3/13, LOC Union Bank NA, VRDN (a)	5,200,000	5,200,000
(The Univ. of Chicago Med. Ctr. Proj.):
Series 2009 E1, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	9,175,000	9,175,000
Series 2010 B, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	7,970,000	7,970,000
Series 2009 D1, 0.05% 9/3/13, LOC PNC Bank NA, VRDN (a)	18,500,000	18,500,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Illinois - continued
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 2C, 0.06% 9/6/13, LOC Northern Trust Co., VRDN (a)	$ 17,300,000	$ 17,300,000
Romeoville Gen. Oblig. Rev. (Lewis Univ. Proj.) Series 2006, 0.06% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	8,210,000	8,210,000
		125,690,000
Indiana - 0.5%
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	3,700,000	3,700,000
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 D, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	2,750,000	2,750,000
		6,450,000
Iowa - 1.1%
Iowa Fin. Auth. Health Facilities Rev. (Iowa Health Sys. Proj.):
Series 2009 A, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	7,095,000	7,095,000
Series 2009 B, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,815,000	3,815,000
Iowa Fin. Auth. Private College Rev. (Morningside College Proj.) 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Iowa Higher Ed. Ln. Auth. Rev. (Saint Ambrose Univ. Proj.) 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000,000	3,000,000
		15,910,000
Kansas - 0.6%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,000,000	2,000,000
Univ. of Kansas Hosp. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2004, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,575,000	6,575,000
		8,575,000
Kentucky - 1.5%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series 2009 B1, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	6,100,000	6,100,000
Louisville & Jefferson County Series 2011 B, 0.04% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	15,200,000	15,200,000
		21,300,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Louisiana - 5.8%
East Baton Rouge Poll. Cont. Rev. (Exxon Proj.) Series 1993, 0.03% 9/3/13, VRDN (a)	$ 20,675,000	$ 20,675,000
Louisiana Hsg. Fin. Agcy. Rev. (Canterbury House Apts. Proj.) Series 2007, 0.06% 9/6/13, LOC Fannie Mae, VRDN (a)	4,800,000	4,800,000
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 D, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	30,350,000	30,350,000
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.08% 9/6/13, VRDN (a)	7,100,000	7,100,000
Series 2009 A, 0.08% 9/6/13, VRDN (a)	12,800,000	12,800,000
(C-Port LLC Proj.) Series 2008, 0.12% 9/6/13, LOC Bank of America NA, VRDN (a)	3,600,000	3,600,000
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co. Proj.) Series 1992 B, 0.05% 9/3/13, VRDN (a)	4,200,000	4,200,000
		83,525,000
Massachusetts - 0.9%
Massachusetts Dev. Fin. Agcy. Rev. (New England Deaconess Assoc. Proj.) Series 2011 B, 0.08% 9/6/13, LOC Manufacturers & Traders Trust Co., VRDN (a)	600,000	600,000
Massachusetts Gen. Oblig. Participating VRDN Series Clipper 07 41, 0.09% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	5,000,000	5,000,000
Massachusetts Health & Edl. Facilities Auth. Rev. (Children's Hosp. Proj.) Series 2010 N4, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	4,400,000	4,400,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Series MS 3228X, 0.09% 9/6/13 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,500,000	2,500,000
		13,500,000
Michigan - 1.1%
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series ROC II R 11676, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	1,000,000	1,000,000
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series 2009 D, 0.07% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	2,200,000	2,200,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Michigan - continued
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Air Products and Chemicals, Inc. Proj.) Series 2007 V1, 0.06% 9/3/13, VRDN (a)	$ 4,600,000	$ 4,600,000
(Henry Ford Museum & Greenfield Village Projs.) Series 2002, 0.06% 9/3/13, LOC Comerica Bank, VRDN (a)	7,500,000	7,500,000
		15,300,000
Minnesota - 0.8%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	9,100,000	9,100,000
St. Paul Port Auth. District Cooling Rev. Series 2009 9BB, 0.09% 9/6/13, LOC Deutsche Bank AG, VRDN (a)	2,070,000	2,070,000
		11,170,000
Mississippi - 3.4%
Jackson County Poll. Cont. Rev. (Chevron U.S.A., Inc. Proj.) Series 1993 0.05% 9/3/13, VRDN (a)	16,300,000	16,300,000
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.):
Series 2007 A, 0.04% 9/3/13 (Chevron Corp. Guaranteed), VRDN (a)	13,500,000	13,500,000
Series 2007 C:
0.05% 9/3/13 (Chevron Corp. Guaranteed), VRDN (a)	9,150,000	9,150,000
0.05% 9/3/13 (Chevron Corp. Guaranteed), VRDN (a)	5,700,000	5,700,000
Mississippi Gen. Oblig. Participating VRDN Series ROC II-R 11987, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	3,600,000	3,600,000
		48,250,000
Missouri - 4.4%
Kansas City Indl. Dev. Auth. (Ewing Marion Kauffman Foundation Prog.):
Series A, 0.07% 9/3/13, VRDN (a)	14,050,000	14,050,000
0.07% 9/3/13, VRDN (a)	3,000,000	3,000,000
Missouri Dev. Fin. Board Lease Rev. (Missouri Assoc. of Muni. Utils. Proj.) 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,800,000	1,800,000
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(DeSmet Jesuit High School Proj.) Series 2002, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,200,000	5,200,000
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.04% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	4,910,000	4,910,000
Series 2008 A2, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	9,645,000	9,645,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.: - continued
Series 2011 B, 0.06% 9/3/13, LOC Northern Trust Co., VRDN (a)	$ 2,000,000	$ 2,000,000
Series 2012, 0.06% 9/3/13, LOC PNC Bank NA, VRDN (a)	1,700,000	1,700,000
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Proj.) Series 2010 E, 0.04% 9/3/13, LOC PNC Bank NA, VRDN (a)	19,200,000	19,200,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.04% 9/6/13, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,100,000	1,100,000
		62,605,000
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	3,390,000	3,390,000
Nebraska Edl. Fin. Auth. Rev. (Creighton Univ. Proj.) Series 2008, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,500,000	3,500,000
		6,890,000
Nevada - 0.5%
Clark County Fuel Tax Participating VRDN ROC II R 11836, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	7,500,000	7,500,000
New Jersey - 0.4%
New Jersey Health Care Facilities Fing. Auth. Rev. (Virtua Health Proj.) Series 2009 C, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	5,450,000	5,450,000
New Mexico - 0.5%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,370,000	7,370,000
New York - 18.6%
New York City Gen. Oblig.:
Series 2006 I4, 0.05% 9/3/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	20,300,000	20,300,000
Series 2006 I5, 0.04% 9/3/13 (Liquidity Facility Bank of New York, New York), VRDN (a)	4,400,000	4,400,000
Series 2006 I6, 0.04% 9/3/13 (Liquidity Facility Bank of New York, New York), VRDN (a)	2,000,000	2,000,000
Series 2012 D3, 0.04% 9/3/13, LOC Bank of New York, New York, VRDN (a)	10,000,000	10,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 G, 0.05% 9/3/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	$ 5,065,000	$ 5,065,000
Series 2012 G6, 0.05% 9/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	7,200,000	7,200,000
Series 2013 A2, 0.06% 9/3/13 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	16,000,000	16,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA, 0.05% 9/3/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,000,000	1,000,000
Series 2006 AA-1B, 0.05% 9/3/13 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	1,100,000	1,100,000
Series 2009 BB1, 0.05% 9/3/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	14,455,000	14,455,000
Series 2009 BB2, 0.08% 9/3/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	11,500,000	11,500,000
Series 2011 DD-1, 0.05% 9/3/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	12,565,000	12,565,000
Series 2011 DD-3A, 0.05% 9/3/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	3,300,000	3,300,000
Series 2011 DD-3B, 0.05% 9/3/13 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	2,700,000	2,700,000
Series 2012 B, 0.05% 9/3/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	7,200,000	7,200,000
Series 2012 B2, 0.05% 9/3/13 (Liquidity Facility California Pub. Employees Retirement Sys.), VRDN (a)	2,600,000	2,600,000
Series 2012 B3, 0.05% 9/3/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,650,000	8,650,000
New York City Transitional Fin. Auth. Rev.:
Series 2001 B, 0.09% 9/3/13 (Liquidity Facility Landesbank Baden-Wuert), VRDN (a)	1,000,000	1,000,000
Series 2003 A2, 0.07% 9/3/13 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	8,600,000	8,600,000
Series 2003 A4, 0.05% 9/3/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	8,800,000	8,800,000
Series 2003 C1, 0.05% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,895,000	1,895,000
Series 2003 C4, 0.06% 9/3/13 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	26,950,000	26,950,000
Series 2013 A5, 0.05% 9/3/13 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	2,450,000	2,450,000
Series 2013 A6, 0.05% 9/3/13 (Liquidity Facility California Teachers Retirement Sys.), VRDN (a)	5,700,000	5,700,000
Variable Rate Demand Note - continued
	Principal Amount	Value
New York - continued
New York City Transitional Fin. Auth. Rev.: - continued
Series 2013 C4, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	$ 1,935,000	$ 1,935,000
Series 2013 C5, 0.05% 9/6/13 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,765,000	3,765,000
New York City Trust Cultural Resources Rev. (Lincoln Ctr. for the Performing Arts, Inc. Proj.) Series 2008 A1, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,900,000	3,900,000
New York Hsg. Fin. Agcy. Rev.:
(44th Street Dev. LLC Proj.) Series 2011 A2, 0.05% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	5,600,000	5,600,000
Series 2008 A, 0.05% 9/6/13, LOC Freddie Mac, VRDN (a)	24,400,000	24,400,000
New York Metropolitan Trans. Auth. Rev. Series 2005 D2, 0.06% 9/3/13, LOC Landesbank Hessen-Thuringen, VRDN (a)	20,350,000	20,350,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2005 A1, 0.05% 9/3/13, LOC California Pub. Employees Retirement Sys., VRDN (a)	3,600,000	3,600,000
Series 2005 B 2A, 0.06% 9/3/13, LOC California Pub. Employees Retirement Sys., VRDN (a)	10,750,000	10,750,000
Series 2005 B2 B, 0.06% 9/3/13, LOC California Teachers Retirement Sys., VRDN (a)	6,220,000	6,220,000
		265,950,000
North Carolina - 3.3%
Charlotte Wtr. & Swr. Sys. Rev. Series 2002 B, 0.05% 9/6/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	2,890,000	2,890,000
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev.:
Series 2005 D, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	6,400,000	6,400,000
Series 2007 H, 0.05% 9/3/13, LOC Wells Fargo Bank NA, VRDN (a)	3,600,000	3,600,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series Putters 3248, 0.06% 9/3/13 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,390,000	2,390,000
North Carolina Med. Care Commission Health Care Facilities Rev.:
(Cape Fear Valley Health Sys. Proj.) Series 2008 A1, 0.05% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	2,875,000	2,875,000
(WakeMed Proj.) Series 2009 C, 0.06% 9/6/13, LOC Wells Fargo Bank NA, VRDN (a)	20,625,000	20,625,000
Participating VRDN Series BC 10 31W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(b)	1,875,000	1,875,000
Variable Rate Demand Note - continued
	Principal Amount	Value
North Carolina - continued
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.09% 9/6/13, LOC Cr. Industriel et Commercial, VRDN (a)	$ 1,200,000	$ 1,200,000
Wake County Gen. Oblig. Series 2003 C, 0.05% 9/6/13 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	5,000,000	5,000,000
		46,855,000
Ohio - 2.6%
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 C, 0.05% 9/3/13, LOC Union Bank NA, VRDN (a)	11,000,000	11,000,000
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	5,000,000	5,000,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.04% 9/3/13, VRDN (a)	4,270,000	4,270,000
Series 2008 B1, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,800,000	4,800,000
Series 2008 B2, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,700,000	1,700,000
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 B, 0.05% 9/3/13, LOC Bank of Nova Scotia, VRDN (a)	1,700,000	1,700,000
Series 2010 C, 0.12% 9/3/13, LOC UBS AG, VRDN (a)	8,900,000	8,900,000
		37,370,000
Oregon - 0.4%
Multnomah County Hosp. Facilities Auth. Rev. (Mirabella at South Waterfront Proj.) Series 2008 A, 0.12% 9/3/13, LOC Bank of Scotland PLC, VRDN (a)	2,900,000	2,900,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 C, 0.05% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,735,000	2,735,000
		5,635,000
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.06% 9/6/13, LOC PNC Bank NA, VRDN (a)	5,900,000	5,900,000
Allegheny County Indl. Dev. Auth. Rev.:
(Jewish Home & Hosp. for Aged Proj.) Series 1996 B, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (a)	2,115,000	2,115,000
(Our Lady of the Sacred Heart High School Proj.) Series 2002, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (a)	3,210,000	3,210,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Pennsylvania - continued
Delaware County Indl. Dev. Auth. Arpt. Facilities Rev. (United Parcel Svc. Proj.) Series 1985, 0.05% 9/3/13 (United Parcel Svc., Inc. Guaranteed), VRDN (a)	$ 2,100,000	$ 2,100,000
Haverford Township School District Series 2009, 0.06% 9/6/13, LOC TD Banknorth, NA, VRDN (a)	6,935,000	6,935,000
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	1,500,000	1,500,000
Philadelphia Auth. for Indl. Dev. Rev. (NewCourtland Elder Svcs. Proj.) Series 2003, 0.05% 9/3/13, LOC PNC Bank NA, VRDN (a)	8,905,000	8,905,000
RBC Muni. Products, Inc. Trust Participating VRDN Series RBC E 29, 0.06% 9/6/13 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,495,000	1,495,000
Somerset County Gen. Oblig. Series 2009 C, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (a)	2,300,000	2,300,000
Wilkes Barre Gen. Oblig. Series 2004 B, 0.07% 9/6/13, LOC PNC Bank NA, VRDN (a)	1,200,000	1,200,000
		35,660,000
Tennessee - 1.0%
Indl. Dev. Board of Blount County and Cities of Alcoa and Maryville (Maryville Civic Arts Ctr. Proj.) Series 2009 A, 0.06% 9/6/13, LOC Branch Banking & Trust Co., VRDN (a)	700,000	700,000
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. Series 2011 A, 0.05% 9/6/13, LOC Bank of America NA, VRDN (a)	7,205,000	7,205,000
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.06% 9/6/13, LOC Freddie Mac, VRDN (a)	3,200,000	3,200,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN BC 10 25W, 0.08% 9/6/13 (Liquidity Facility Barclays Bank PLC) (a)(b)	3,000,000	3,000,000
		14,105,000
Texas - 7.8%
Frisco Independent School District Participating VRDN Series ROC II R 11960, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	2,600,000	2,600,000
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.):
Series 2008 A, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	3,735,000	3,735,000
Series 2008 B1, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	1,415,000	1,415,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.): - continued
Series 2008 B2, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	$ 3,580,000	$ 3,580,000
Harris County Indl. Dev. Corp. Poll. Cont. Rev. 0.04% 9/3/13, VRDN (a)	3,400,000	3,400,000
Houston Util. Sys. Rev. Participating VRDN:
Series ROC II R 12323, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(b)	2,400,000	2,400,000
Series ROC II R 12324, 0.06% 9/3/13 (Liquidity Facility Citibank NA) (a)(b)	9,600,000	9,600,000
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.05% 9/3/13 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,535,000	1,535,000
Medina Valley Texas Independent School District Participating VRDN Series ROC II R 11969, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	2,960,000	2,960,000
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.):
Series 2001 A, 0.06% 9/3/13, VRDN (a)	10,725,000	10,725,000
Series 2010 C, 0.06% 9/3/13, VRDN (a)	2,400,000	2,400,000
Series 2010 D, 0.06% 9/3/13, VRDN (a)	15,950,000	15,950,000
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2010 A, 0.06% 9/6/13 (Total SA Guaranteed), VRDN (a)	3,000,000	3,000,000
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.04% 9/3/13, VRDN (a)	8,500,000	8,500,000
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Hendrick Med. Ctr. Proj.) Series 2009 C, 0.05% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	6,825,000	6,825,000
Texas City Indl. Dev. Corp. (NRG Energy, Inc. Proj.) Series 2012, 0.11% 9/6/13, LOC Bank of America NA, VRDN (a)	200,000	200,000
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 07 90, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	12,000,000	12,000,000
Series Solar 06 57, 0.06% 9/6/13 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(b)	9,105,000	9,105,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Texas - continued
Texas Gen. Oblig.: - continued
Series 2012 A, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	$ 9,900,000	$ 9,900,000
Univ. of Texas Board of Regents Sys. Rev. Series 2008 B1, 0.03% 9/6/13 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), VRDN (a)	1,300,000	1,300,000
		111,130,000
Utah - 2.3%
Murray City Hosp. Rev. (IHC Health Svcs., Inc. Proj.):
Series 2005 A, 0.05% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	4,990,000	4,990,000
Series 2005 B, 0.05% 9/3/13 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,600,000	5,600,000
Utah Transit Auth. Sales Tax Rev.:
Series A, 0.05% 9/3/13, LOC BNP Paribas New York Branch, VRDN (a)	17,975,000	17,975,000
Series B, 0.05% 9/3/13, LOC BNP Paribas New York Branch, VRDN (a)	4,900,000	4,900,000
		33,465,000
Virginia - 0.6%
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.06% 9/6/13 (Liquidity Facility TD Banknorth, NA), VRDN (a)	3,100,000	3,100,000
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 B, 0.04% 9/6/13, VRDN (a)	3,505,000	3,505,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.07% 9/3/13, LOC Bank of New York, New York, VRDN (a)	1,300,000	1,300,000
		7,905,000
Washington - 1.5%
King County Gen. Oblig. Participating VRDN Series ROC II R 11731, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	9,815,000	9,815,000
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.06% 9/6/13 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	2,000,000	2,000,000
Series ROC II R 11891, 0.06% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	5,000,000	5,000,000
Variable Rate Demand Note - continued
	Principal Amount	Value
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 11924, 0.07% 9/6/13 (Liquidity Facility Citibank NA) (a)(b)	$ 3,950,000	$ 3,950,000
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Cambridge Apts. Proj.) Series 2009, 0.05% 9/6/13, LOC Fannie Mae, VRDN (a)	1,200,000	1,200,000
		21,965,000
West Virginia - 1.9%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 B, 0.06% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	26,650,000	26,650,000
Wisconsin - 1.9%
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,345,000	7,345,000
(ProHealth Care, Inc. Proj.):
Series 2008 A, 0.06% 9/3/13, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,615,000	8,615,000
Series 2008 B, 0.07% 9/3/13, LOC JPMorgan Chase Bank, VRDN (a)	9,655,000	9,655,000
Wisconsin Hsg. and Econ. Dev. Auth. Multi-family Hsg. Rev. Series 2006 B, 0.06% 9/6/13 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)	1,615,000	1,615,000
		27,230,000
Wyoming - 1.4%
Kemmerer Poll Cont. Rev. 0.04% 9/3/13, VRDN (a)	1,150,000	1,150,000
Lincoln County Poll. Cont. Rev.:
(Exxon Co. Proj.) Series 1984 B, 0.04% 9/3/13, VRDN (a)	3,700,000	3,700,000
(Exxon Corp. Proj.):
Series 1984 C, 0.04% 9/3/13, VRDN (a)	1,650,000	1,650,000
Series 1984 D, 0.04% 9/3/13, VRDN (a)	1,200,000	1,200,000
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.05% 9/3/13 (Chevron Corp. Guaranteed), VRDN (a)	12,335,000	12,335,000
		20,035,000
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,427,235,000)		1,427,235,000
Other Municipal Debt - 0.1%
	Principal Amount	Value
Texas - 0.1%
Houston Gen. Oblig. Series 2013 A, 0.08% 9/4/13, LOC Union Bank NA, CP (Cost $1,070,000)	$ 1,070,000	$ 1,070,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,428,305,000)		1,428,305,000
NET OTHER ASSETS (LIABILITIES) - 0.0%		20,597
NET ASSETS - 100%		$ 1,428,325,597
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Provides evidence of ownership in one or more underlying municipal bonds.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At August 31, 2013, the cost of investment securities for income tax purposes was $1,428,305,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Revere Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Revere Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 30, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2013